1

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Description	Number of Shares	Value

INFLATION RELATED SECURITIES – 13.2%

EXCHANGE-TRADED FUNDS – 13.2%

INFLATION-PROTECTED SECURITIES FUND – 13.2%

Schwab U.S. TIPS ETF	1,004,900	$61,931,987

TOTAL EXCHANGE-TRADED FUNDS (COST $62,429,002)		$61,931,987

TOTAL INFLATION RELATED SECURITIES (COST $62,429,002)		$61,931,987

REAL ESTATE RELATED SECURITIES – 40.4%

COMMON STOCKS – 6.1%

CONSTRUCTION & ENGINEERING – 0.0%**

Ashtrom Group Ltd.	754	21,126

DIVERSIFIED – 0.0%**

Argosy Property Ltd.	56,718	55,803

Centuria Capital Group	52,289	111,119

TOTAL DIVERSIFIED		$166,922

DIVERSIFIED REAL ESTATE ACTIVITIES – 2.2%

Airport City Ltd.*	4,669	113,815

Allreal Holding AG	1,001	217,198

Capitaland Investment Ltd.*	172,100	441,586

City Developments Ltd.	33,400	175,449

Daito Trust Construction Co. Ltd.	4,700	538,933

Daiwa House Industry Co. Ltd.	45,900	1,339,508

DIC Asset AG	5,757	99,033

Far East Consortium International Ltd.	78,000	28,241

Gemdale Properties & Investment Corp. Ltd.	358,000	39,974

Hang Lung Properties Ltd.	123,000	263,149

Heiwa Real Estate Co. Ltd.	2,900	99,065

Isras Investment Co. Ltd.	124	32,211

JINUSHI Co. Ltd.	1,900	28,290

Kerry Properties Ltd.	54,500	153,955

Lendlease Corp. Ltd.	47,452	335,796

Mitsubishi Estate Co. Ltd.	95,900	1,381,193

Mitsui Fudosan Co. Ltd.	66,600	1,427,727

Nomura Real Estate Holdings, Inc.	7,800	182,651

OUE Ltd.	24,500	23,992

Property & Building Corp. Ltd.*	345	45,896

SAMTY Co. Ltd.	2,000	36,325

Shinoken Group Co. Ltd.	3,200	27,373

SRE Holdings Corp.*	300	11,634

St. Joe Co. (The)	1,978	95,953

Starts Corp., Inc.	2,200	47,900

Sumitomo Realty & Development Co. Ltd.	32,800	1,014,838

Sun Hung Kai Properties Ltd.	106,000	1,293,255

Tokyo Tatemono Co. Ltd.	14,400	214,653

Tokyu Fudosan Holdings Corp.	39,700	217,484

Description	Number of Shares	Value

UOL Group Ltd.	32,600	$176,789

Wharf Holdings Ltd. (The)	95,000	324,668

YH Dimri Construction & Development Ltd.	360	37,590

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$10,466,124

OFFICE – 0.0%**

Precinct Properties New Zealand Ltd.	83,188	88,385

REAL ESTATE DEVELOPMENT – 0.6%

Aedas Homes SA	962	26,196

BUWOG AG Escrow Shares*,(1)	3,077	—

Cedar Woods Properties Ltd.	7,515	27,419

CK Asset Holdings Ltd.	135,500	904,518

DREAM Unlimited Corp., Class A	1,023	32,215

Forestar Group, Inc.*	1,558	31,082

Goldcrest Co. Ltd.	1,500	23,517

Greenland Hong Kong Holdings Ltd.	101,000	19,890

Henderson Land Development Co. Ltd.	82,735	361,816

Howard Hughes Corp. (The)*	2,802	269,861

Immobel SA	315	28,088

Instone Real Estate Group SE	5,505	97,959

K Wah International Holdings Ltd.	135,000	52,855

Katitas Co. Ltd.	3,000	91,503

Lifestyle Communities Ltd.	7,218	86,516

Metrovacesa SA*	3,035	22,459

Nexity SA	3,297	138,051

Road King Infrastructure Ltd.	24,000	22,776

Selvaag Bolig ASA	6,948	40,893

Sino Land Co. Ltd.	214,000	277,279

Takara Leben Co. Ltd.	11,700	31,881

Tosei Corp.	2,300	21,058

Wing Tai Holdings Ltd.	39,000	50,999

Zhuguang Holdings Group Co. Ltd.	184,000	39,751

TOTAL REAL ESTATE DEVELOPMENT		$2,698,582

REAL ESTATE OPERATING COMPANIES – 3.2%

Aeon Mall Co. Ltd.	6,300	91,076

AFI Properties Ltd.	503	32,191

Akelius Residential Property AB, Class D	21,145	39,481

Alony Hetz Properties & Investments Ltd.	10,189	190,339

Amot Investments Ltd.	8,779	74,487

Aroundtown SA	66,043	407,917

Ascendas India Trust	52,700	50,860

Atrium Ljungberg AB, Class B	3,174	68,699

Azrieli Group Ltd.	3,773	341,137

Big Shopping Centers Ltd.	845	135,784

Blue Square Real Estate Ltd.	878	79,534

Brack Capital Properties NV*	516	85,663

CA Immobilien Anlagen AG	3,292	120,130

Castellum AB	15,668	369,040

January 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Catena AB	1,789	$101,550

Cibus Nordic Real Estate AB	2,801	77,146

Citycon OYJ	7,281	58,276

CTP NV	3,823	77,769

Daibiru Corp.	5,100	97,963

Deutsche EuroShop AG	2,964	55,693

Deutsche Wohnen SE	4,469	182,073

Dios Fastigheter AB	4,885	54,381

Entra ASA	11,477	252,773

Fabege AB	18,155	270,870

Fastighets AB Balder, Class B*	7,247	480,106

Gav-Yam Lands Corp. Ltd.	5,012	63,750

Gazit-Globe Ltd.	8,975	93,692

Grainger PLC	51,168	208,380

Grand City Properties SA	7,155	157,909

Hang Lung Group Ltd.	61,000	135,757

Helical PLC	12,067	70,398

Hongkong Land Holdings Ltd.	80,400	435,440

Hufvudstaden AB, Class A	8,001	114,269

Hulic Co. Ltd.	40,200	388,560

Hysan Development Co. Ltd.	45,001	138,135

Ichigo, Inc.	19,800	48,687

IMMOFINANZ AG*	6,559	170,150

Intershop Holding AG	64	42,269

Israel Canada T.R Ltd.	5,078	31,587

Keihanshin Building Co. Ltd.	4,900	56,717

Kennedy-Wilson Holdings, Inc.	7,663	172,111

K-fast Holding AB*	5,568	41,781

Kojamo OYJ	10,389	238,177

LEG Immobilien SE	6,045	801,922

Leopalace21 Corp.*	11,500	16,877

MAS Real Estate, Inc.	20,518	27,516

Mega Or Holdings Ltd.	1,172	53,347

Melisron Ltd.*	1,612	142,014

Mivne Real Estate KD Ltd.	40,332	172,455

Mobimo Holding AG*	464	151,838

NP3 Fastigheter AB	1,509	46,963

Nyfosa AB	11,802	183,720

Pandox AB*	5,585	81,196

Phoenix Spree Deutschland Ltd.	8,227	43,169

Platzer Fastigheter Holding AB, Class B	4,270	56,485

PSP Swiss Property AG	3,161	383,284

S IMMO AG	4,007	102,691

Sagax AB, Class D	19,966	67,762

Sagax AB, Class B	11,242	328,156

Samhallsbyggnadsbolaget i Norden AB, Class D	21,008	68,678

Samhallsbyggnadsbolaget i Norden AB	81,133	489,323

Shurgard Self Storage SA	1,837	105,891

Sirius Real Estate Ltd.	80,598	140,877

Summit Real Estate Holdings Ltd.*	1,437	35,615

Swire Properties Ltd.	73,400	195,664

Swiss Prime Site AG	5,236	517,717

TAG Immobilien AG	10,095	266,592

TKP Corp.*	1,700	18,190

Description	Number of Shares	Value

TOC Co. Ltd.	5,500	$34,242

Tricon Residential, Inc.	18,577	272,265

VGP NV	466	132,048

Vonovia SE	50,524	2,877,634

Wallenstam AB, Class B	13,971	219,884

Wharf Real Estate Investment Co. Ltd.	107,000	508,896

Wihlborgs Fastigheter AB	9,216	190,539

TOTAL REAL ESTATE OPERATING COMPANIES		$15,136,157

RETAIL – 0.1%

Eurocommercial Properties NV	3,704	89,572

Kiwi Property Group Ltd.	121,694	91,162

TOTAL RETAIL		$180,734

TOTAL COMMON STOCKS (COST $25,496,532)		$28,758,030

EXCHANGE-TRADED FUNDS – 7.9%

REAL ESTATE – 7.9%

BMO Commercial Property Trust Ltd.	64,435	99,570

Schwab U.S. REIT ETF#	409,600	19,865,600

Vanguard Global ex-U.S. Real Estate ETF#	322,400	17,042,064

TOTAL REAL ESTATE		$37,007,234

TOTAL EXCHANGE-TRADED FUNDS (COST $28,954,228)		$37,007,234

INVESTMENT COMPANY – 1.4%

EQUITY FUNDS – 1.4%

Tortoise MLP & Pipeline Fund, Institutional Class	555,831	6,775,579

TOTAL INVESTMENT COMPANY (COST $7,118,157)		$6,775,579

REAL ESTATE INVESTMENT TRUSTS – 25.0%

DIVERSIFIED – 2.3%

Abacus Property Group	24,755	60,497

Activia Properties, Inc.	51	172,627

Alexander & Baldwin, Inc.	7,229	165,906

American Assets Trust, Inc.	3,402	122,370

Armada Hoffler Properties, Inc.	5,648	79,241

Artis REIT	4,368	41,751

Broadstone Net Lease, Inc.	10,112	233,688

Charter Hall Group	32,099	384,477

Charter Hall Long Wale REIT	39,110	133,786

Cofinimmo SA	2,010	296,517

Cominar REIT	4,808	44,216

CTO Realty Growth, Inc.	77	4,511

Custodian REIT PLC	26,319	37,522

Daiwa House REIT Investment Corp.	138	411,097

DigitalBridge Group, Inc.*	33,935	247,725

Empire State Realty Trust, Inc., Class A#	16,562	147,733

ESCON Japan REIT Investment Corp.	25	29,377

Essential Properties Realty Trust, Inc.	6,846	181,761

Gecina SA	3,744	508,032

Gladstone Commercial Corp.	2,455	56,931

Global Net Lease, Inc.	11,392	163,361

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Goodman Property Trust	75,368	$123,273

GPT Group (The)	132,010	467,798

Growthpoint Properties Australia Ltd.	18,802	52,539

H&R REIT	9,804	99,648

Hankyu Hanshin REIT, Inc.	37	47,922

Heiwa REIT, Inc.	76	93,491

Hulic REIT, Inc.	84	120,736

ICADE	2,206	159,288

Irongate Group	38,695	50,648

Land Securities Group PLC	51,776	556,097

Lar Espana Real Estate Socimi SA*	4,971	30,052

LondonMetric Property PLC	62,456	225,034

LXI REIT PLC	39,512	78,391

Mapletree North Asia Commercial Trust	155,600	124,809

Merlin Properties Socimi SA	22,985	259,833

Mirvac Group	271,695	503,496

NIPPON REIT Investment Corp.	32	107,826

Nomura Real Estate Master Fund, Inc.	325	450,916

NTT UD REIT Investment Corp.	97	130,456

One Liberty Properties, Inc.	890	27,145

Picton Property Income Ltd. (The)	63,920	88,865

PS Business Parks, Inc.	1,284	214,377

REIT 1 Ltd.	11,700	84,989

Samty Residential Investment Corp.	42	42,722

Schroder REIT Ltd.	45,679	33,558

Sekisui House REIT, Inc.	298	202,973

Standard Life Investment Property Income Trust Ltd.	30,168	33,493

Star Asia Investment Corp.	118	62,099

Stockland	164,510	474,189

STORE Capital Corp.	16,851	534,345

Sunlight REIT	139,000	75,649

Suntec REIT	149,200	168,504

Takara Leben Real Estate Investment Corp.	22	22,246

Tokyu REIT, Inc.	73	117,951

Tosei REIT Investment Corp.	15	16,972

UK Commercial Property REIT Ltd.	66,143	73,147

United Urban Investment Corp.	215	254,034

Washington REIT	5,830	143,535

WP Carey, Inc.	12,699	985,442

Yuexiu REIT	127,000	53,248

TOTAL DIVERSIFIED		$10,914,862

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

Sella Capital Real Estate Ltd.	19,590	71,830

HEALTH CARE – 2.1%

Aedifica SA	2,486	298,998

Arena REIT	17,467	58,221

Assura PLC	198,979	179,972

CareTrust REIT, Inc.	6,068	128,702

Community Healthcare Trust, Inc.	1,841	83,471

Diversified Healthcare Trust	13,843	42,221

Global Medical REIT, Inc.	2,751	46,519

Health Care & Medical Investment Corp.	17	19,423

Healthcare Realty Trust, Inc.	10,029	311,100

Description	Number of Shares	Value

Healthcare Trust of America, Inc., Class A	15,081	$490,887

Healthpeak Properties, Inc.	37,142	1,313,713

Impact Healthcare REIT PLC	25,109	38,963

LTC Properties, Inc.	2,334	84,187

Medical Properties Trust, Inc.	41,051	934,321

National Health Investors, Inc.	3,223	186,386

NorthWest Healthcare Properties REIT	8,578	90,291

Omega Healthcare Investors, Inc.	16,461	518,192

Parkway Life REIT	31,100	110,607

Physicians Realty Trust	15,860	289,604

Primary Health Properties PLC	95,056	184,354

Sabra Health Care REIT, Inc.	15,174	206,518

Universal Health Realty Income Trust	1,459	85,060

Ventas, Inc.	27,115	1,437,637

Vital Healthcare Property Trust	33,935	69,578

Welltower, Inc.	29,120	2,522,666

TOTAL HEALTH CARE		$9,731,591

HOTEL & RESORT – 0.7%

Apple Hospitality REIT, Inc.	13,920	224,530

Ascott Residence Trust	122,500	92,818

Braemar Hotels & Resorts, Inc.*	5,100	27,285

CDL Hospitality Trusts	53,300	44,851

Chatham Lodging Trust*	5,931	78,704

CorePoint Lodging, Inc.*	3,282	51,560

DiamondRock Hospitality Co.*	14,037	131,246

Far East Hospitality Trust	94,900	39,108

Hersha Hospitality Trust*	6,231	56,204

Hoshino Resorts REIT, Inc.	14	79,108

Host Hotels & Resorts, Inc.*	49,202	853,163

Invincible Investment Corp.	423	133,249

Japan Hotel REIT Investment Corp.	307	149,666

Mori Trust Hotel REIT, Inc.	19	19,537

Park Hotels & Resorts, Inc.*	15,824	287,997

Pebblebrook Hotel Trust	8,545	184,999

RLJ Lodging Trust	10,153	140,619

Ryman Hospitality Properties, Inc.*	3,794	335,390

Service Properties Trust	10,529	90,023

Summit Hotel Properties, Inc.*	9,200	86,664

Sunstone Hotel Investors, Inc.*	14,026	158,634

Xenia Hotels & Resorts, Inc.*	6,846	118,710

TOTAL HOTEL & RESORT		$3,384,065

INDUSTRIAL – 4.7%

AIMS APAC REIT	23,200	23,915

Americold Realty Trust	17,992	511,872

ARA LOGOS Logistics Trust	119,800	73,292

Ascendas REIT	224,900	461,235

Centuria Industrial REIT	31,371	84,825

CRE Logistics REIT, Inc.	151	262,374

Dexus Industria REIT	12,124	26,746

Dream Industrial REIT	7,428	92,152

Duke Realty Corp.	26,072	1,506,440

EastGroup Properties, Inc.	2,784	556,549

First Industrial Realty Trust, Inc.	8,899	540,881

Frasers Logistics & Commercial Trust	202,820	206,339

January 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

GLP J-REIT	310	$498,980

Goodman Group	116,380	1,921,634

Granite REIT	2,116	160,604

Indus Realty Trust, Inc.	409	32,127

Industrial & Infrastructure Fund Investment Corp.	141	236,392

Industrial Logistics Properties Trust	5,680	130,242

Innovative Industrial Properties, Inc.	2,206	437,207

Itochu Advance Logistics Investment Corp.	30	40,922

Japan Logistics Fund, Inc.	60	166,310

LaSalle Logiport REIT	120	191,962

LXP Industrial Trust	18,817	280,185

Mapletree Industrial Trust	133,770	249,188

Mapletree Logistics Trust	200,550	252,397

Mitsubishi Estate Logistics REIT Investment Corp.	23	90,366

Mitsui Fudosan Logistics Park, Inc.	35	172,382

Monmouth Real Estate Investment Corp.	6,924	145,335

Montea NV	852	117,853

Nippon Prologis REIT, Inc.	178	555,403

Plymouth Industrial REIT, Inc.	1,334	38,353

Prologis, Inc.	50,944	7,989,038

Rexford Industrial Realty, Inc.	9,879	722,846

Segro PLC	82,713	1,458,211

SOSiLA Logistics REIT, Inc.	44	61,586

STAG Industrial, Inc.	12,001	512,803

Summit Industrial Income REIT	5,451	92,626

Terreno Realty Corp.	4,667	348,952

Tritax Big Box REIT PLC	126,401	405,449

Warehouses De Pauw	9,637	414,597

TOTAL INDUSTRIAL		$22,070,570

OFFICE – 2.6%

Alexandria Real Estate Equities, Inc.	9,555	1,861,696

Allied Properties REIT	3,994	140,543

Befimmo SA	1,531	57,401

Boston Properties, Inc.	9,794	1,097,712

Brandywine Realty Trust	10,619	136,560

Centuria Office REIT	24,030	36,808

Champion REIT	160,000	80,507

CIM Commercial Trust Corp.	2,771	21,448

City Office REIT, Inc.	2,823	50,334

Corporate Office Properties Trust	7,503	189,526

Cousins Properties, Inc.	9,805	378,081

Covivio	3,192	266,558

Cromwell Property Group	100,827	60,150

Daiwa Office Investment Corp.	20	125,314

Derwent London PLC	7,730	357,178

Dexus	74,121	539,595

Douglas Emmett, Inc.	12,092	377,512

Dream Office REIT	3,839	74,234

Easterly Government Properties, Inc.	5,938	124,520

Equity Commonwealth*	8,929	232,511

Franklin Street Properties Corp.	4,642	25,763

GDI Property Group	37,938	27,712

Global One Real Estate Investment Corp.	60	59,111

Description	Number of Shares	Value

Great Portland Estates PLC	17,495	$181,265

Hibernia REIT PLC	45,997	65,699

Highwoods Properties, Inc.	6,458	278,469

Hudson Pacific Properties, Inc.	9,849	232,732

Ichigo Office REIT Investment Corp.	110	78,543

Inmobiliaria Colonial Socimi SA	17,931	158,339

Intervest Offices & Warehouses NV	1,339	41,081

IREIT Global*	105,618	49,639

Japan Excellent, Inc.	80	92,005

Japan Prime Realty Investment Corp.	64	209,072

Japan Real Estate Investment Corp.	96	527,899

JBG SMITH Properties	8,001	219,227

Kenedix Office Investment Corp.	29	176,083

Keppel Pacific Oak U.S. REIT	91,600	67,844

Keppel REIT	137,400	114,516

Kilroy Realty Corp.	7,223	462,272

Manulife U.S. REIT	114,200	73,825

Mirai Corp.	84	35,307

Mori Hills REIT Investment Corp.	113	138,627

Mori Trust Sogo REIT, Inc.	65	78,743

Nippon Building Fund, Inc.	114	660,190

NSI NV	1,341	55,607

Office Properties Income Trust	2,647	67,446

One REIT, Inc.	16	41,510

Orion Office REIT, Inc.*	3,447	57,358

Orix JREIT, Inc.	188	269,790

Paramount Group, Inc.	10,277	89,307

Piedmont Office Realty Trust, Inc., Class A	7,754	137,711

Prime U.S. REIT	47,300	36,706

Regional REIT Ltd.	34,529	41,537

Sankei Real Estate, Inc.	20	20,012

SL Green Realty Corp.	4,623	335,227

True North Commercial REIT	3,946	22,444

Veris Residential, Inc.*	5,633	92,945

Vornado Realty Trust	10,957	449,347

Workspace Group PLC	10,610	121,236

TOTAL OFFICE		$12,100,334

REAL ESTATE OPERATING COMPANIES – 0.0%**

CLS Holdings PLC	27,220	82,472

RESIDENTIAL – 4.0%

Advance Residence Investment Corp.	96	283,036

Altarea SCA	197	35,111

American Campus Communities, Inc.	9,586	500,964

American Homes 4 Rent, Class A	18,874	738,540

Apartment Income REIT Corp.	10,817	571,354

Apartment Investment & Management Co., Class A*	12,505	87,910

AvalonBay Communities, Inc.	9,621	2,349,737

Bluerock Residential Growth REIT, Inc.	5,964	158,344

Boardwalk REIT	1,785	78,553

Camden Property Trust	7,007	1,121,751

Canadian Apartment Properties REIT	5,721	251,631

Care Property Invest NV	2,075	59,027

Centerspace	801	76,399

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Civitas Social Housing PLC	38,950	$50,637

Clipper Realty, Inc.	9,929	91,049

Comforia Residential REIT, Inc.	44	118,032

Daiwa Securities Living Investments Corp.	136	133,082

Empiric Student Property PLC*	33,044	38,774

Equity LifeStyle Properties, Inc.	11,778	922,100

Equity Residential	23,483	2,083,647

Essex Property Trust, Inc.	4,481	1,489,933

Home REIT PLC	17,494	27,469

Independence Realty Trust, Inc.	7,170	164,838

Ingenia Communities Group	24,221	94,721

InterRent REIT	6,334	79,427

Invitation Homes, Inc.	39,727	1,667,740

Irish Residential Properties REIT PLC	33,709	63,473

Kenedix Residential Next Investment Corp.	69	120,287

Killam Apartment REIT	3,812	65,585

Mid-America Apartment Communities, Inc.	7,995	1,652,407

Minto Apartment REIT	1,676	29,033

Morguard North American Residential REIT	1,808	24,919

NexPoint Residential Trust, Inc.	1,434	113,716

Nippon Accommodations Fund, Inc.	36	194,912

Preferred Apartment Communities, Inc.	3,946	65,819

Starts Proceed Investment Corp.	19	35,615

Sun Communities, Inc.	7,988	1,509,413

Triple Point Social Housing REIT PLC	18,395	23,128

UDR, Inc.	19,229	1,092,976

UMH Properties, Inc.	2,326	54,894

UNITE Group PLC (The)	27,496	384,703

Xior Student Housing NV	1,208	66,125

TOTAL RESIDENTIAL		$18,770,811

RETAIL – 4.3%

Acadia Realty Trust	5,826	115,297

AEON REIT Investment Corp.	107	136,093

Agree Realty Corp.	4,830	315,785

Alexander’s, Inc.	134	35,278

American Finance Trust, Inc.	10,965	90,571

Aventus Group	19,965	45,733

British Land Co. PLC (The)	61,593	460,564

Brixmor Property Group, Inc.	20,465	518,992

BWP Trust	35,261	99,453

Capital & Counties Properties PLC	61,516	143,084

CapitaLand China Trust	72,200	63,285

CapitaLand Integrated Commercial Trust	343,747	495,579

Carmila SA	5,913	98,344

Cedar Realty Trust, Inc.	1,089	25,929

Charter Hall Retail REIT	35,166	100,344

Choice Properties REIT	11,686	133,394

Crombie REIT	3,280	44,666

CT REIT	4,629	61,725

Federal Realty Investment Trust	4,537	578,422

First Capital REIT	6,984	97,578

Fortune REIT	83,000	85,597

Frasers Centrepoint Trust	80,823	135,687

Frontier Real Estate Investment Corp.	35	147,693

Description	Number of Shares	Value

Fukuoka REIT Corp.	50	$70,306

Getty Realty Corp.	3,846	114,111

Hamborner REIT AG	9,415	103,569

Hammerson PLC	272,124	143,455

Home Consortium Ltd.	36,437	169,029

HomeCo Daily Needs REIT	37,605	36,315

Japan Metropolitan Fund Invest	482	406,188

Kenedix Retail REIT Corp.	37	86,606

Kimco Realty Corp.	42,279	1,025,689

Kite Realty Group Trust	15,049	314,223

Klepierre SA*	13,606	361,896

Lendlease Global Commercial REIT	112,500	68,531

Link REIT	144,200	1,238,031

Macerich Co. (The)#	14,110	233,379

Mapletree Commercial Trust	152,623	204,288

Mercialys SA	4,343	48,144

National Retail Properties, Inc.	12,101	537,042

NETSTREIT Corp.#	1,726	39,008

NewRiver REIT PLC	17,295	21,447

Primaris REIT	2,451	27,322

Realty Income Corp.	39,207	2,721,358

Regency Centers Corp.	9,835	705,661

Retail Estates NV	943	75,949

Retail Opportunity Investments Corp.	7,660	141,940

RioCan REIT	10,017	174,390

RPT Realty	7,659	96,657

Sasseur REIT	29,500	17,396

Saul Centers, Inc.	512	25,283

Scentre Group	357,692	742,621

Seritage Growth Properties, Class A*,#	3,490	36,156

Shaftesbury PLC	19,858	166,740

Shopping Centres Australasia Property Group	74,710	149,263

Simon Property Group, Inc.	22,645	3,333,344

SITE Centers Corp.	11,045	163,576

SmartCentres REIT	7,835	189,472

SPH REIT	137,600	98,037

Spirit Realty Capital, Inc.	8,207	389,504

Starhill Global REIT	158,600	73,028

Supermarket Income REIT PLC	56,375	90,204

Tanger Factory Outlet Centers, Inc.	5,839	99,321

Unibail-Rodamco-Westfield*	7,667	584,204

Urban Edge Properties	7,124	129,942

Urstadt Biddle Properties, Inc., Class A	3,106	61,157

Vastned Retail NV	2,088	58,448

Vicinity Centres	244,033	282,910

Waypoint REIT Ltd.	52,715	101,257

Wereldhave NV	2,996	46,032

Whitestone REIT	2,390	24,402

TOTAL RETAIL		$20,055,924

SPECIALIZED – 4.3%

Big Yellow Group PLC	11,858	239,263

Charter Hall Social Infrastructure REIT	35,768	97,449

CubeSmart	14,866	754,301

CyrusOne, Inc.	8,546	767,858

January 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Digital Realty Trust, Inc.	19,475	$2,906,254

EPR Properties	5,155	226,665

Equinix, Inc.	6,185	4,483,507

Extra Space Storage, Inc.	9,221	1,827,510

Farmland Partners, Inc.	2,902	33,054

Four Corners Property Trust, Inc.	6,477	175,332

Gaming and Leisure Properties, Inc.	15,339	693,016

GEO Group, Inc. (The)*,#	7,669	51,612

Gladstone Land Corp.	1,517	46,238

Hotel Property Investments, REIT	9,536	23,354

Iron Mountain, Inc.	19,947	915,966

Keppel DC REIT	91,095	144,604

Life Storage, Inc.	5,624	758,959

National Storage Affiliates Trust	5,619	345,906

National Storage REIT	77,357	135,612

Public Storage	10,506	3,766,716

Rural Funds Group	17,455	35,328

Safehold, Inc.	948	58,681

Safestore Holdings PLC	14,379	246,534

VICI Properties, Inc.#	42,309	1,210,884

TOTAL SPECIALIZED		$19,944,603

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $96,101,369)		$117,127,062

RIGHTS – 0.0%**

Impact Healthcare REIT PLC, Expire 02/15/22*	3,139	59

LXI REIT PLC, Expire 02/08/22*	4,741	319

TOTAL RIGHTS (COST $0)		$378

TOTAL REAL ESTATE RELATED SECURITIES (COST $157,670,286)		$189,668,283

COMMODITY RELATED SECURITIES – 41.7%

EXCHANGE-TRADED FUNDS – 3.8%

COMMODITY – 3.8%

iShares Gold Trust*,#	167,000	5,714,740

iShares Silver Trust*	35,600	740,480

SPDR S&P Global Natural Resources ETF	204,800	11,520,000

TOTAL COMMODITY		$17,975,220

TOTAL EXCHANGE-TRADED FUNDS (COST $14,942,210)		$17,975,220

INVESTMENT COMPANIES – 37.9%

COMMODITY – 37.9%

Vanguard Commodity Strategy Fund, Admiral Shares	1,272,380	37,484,320

DFA Commodity Strategy Portfolio, Institutional Class	23,380,724	119,475,500

Parametric Commodity Strategy Fund, Institutional Class	1,330,742	8,955,892

Credit Suisse Commodity Return Strategy Fund, Class I	426,660	11,660,611

TOTAL COMMODITY		$177,576,323

Description	Number of Shares	Value

TOTAL INVESTMENT COMPANIES (COST $174,520,418)		$177,576,323

TOTAL COMMODITY RELATED SECURITIES (COST $189,462,628)		$195,551,543

SHORT-TERM INVESTMENTS – 4.3%

MONEY MARKET FUND – 4.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	20,204,309	$20,204,309

TOTAL SHORT-TERM INVESTMENT (COST $20,204,309)		$20,204,309

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.9%

MONEY MARKET FUNDS – 0.6%

Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03%^	830,000	830,000

Invesco Government & Agency Portfolio, Institutional Class, 0.03%^	840,000	840,000

JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03%^	870,000	870,000

TOTAL MONEY MARKET FUNDS (COST $2,540,000)		$2,540,000

	Par Value

REPURCHASE AGREEMENTS – 1.3%

Bank of America Securities, Inc., 0.04%, dated 1/31/22, due 2/01/22, repurchase price $1,624,668, collateralized by U.S. Government Agency Securities, 1.50% to 4.50%, maturing 11/01/36 to 2/01/52; total market value of $1,657,159.	$1,624,666	1,624,666

Citigroup Global Markets Ltd., 0.06%, dated 1/31/22, due 2/01/22, repurchase price $1,356,117, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 11/15/30 to 1/20/52; total market value of $1,383,237.	1,356,115	1,356,115

Daiwa Capital Markets America, 0.05%, dated 1/31/22, due 2/01/22, repurchase price $1,624,668, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/17/22 to 2/01/52; total market value of $1,657,159.	1,624,666	1,624,666

RBC Dominion Securities, Inc., 0.05%, dated 1/31/22, due 2/01/22, repurchase price $1,624,668, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 8/01/24 to 11/20/51; total market value of $1,657,159.	1,624,666	1,624,666

TOTAL REPURCHASE AGREEMENTS (COST $6,230,113)		$6,230,113

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,770,113)		$8,770,113

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

 Wilmington Real Asset Fund (continued)

Description	Value

TOTAL INVESTMENTS – 101.5% (Cost $438,536,338)	$476,126,235

COLLATERAL FOR SECURITIES ON LOAN – (1.9%)	(8,770,113)

OTHER ASSETS LESS LIABILITIES – 0.4%	1,612,911

TOTAL NET ASSETS – 100.0%	$468,969,033

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Inflation Related Securities

Exchange-Traded Funds	$61,931,987	$—	$—	$61,931,987

Real Estate Related Securities

Common Stocks

Construction & Engineering	—	21,126	—	21,126

Diversified	—	166,922	—	166,922

Diversified Real Estate Activities	95,953	10,370,171	—	10,466,124

Office	—	88,385	—	88,385

Real Estate Development	333,158	2,365,424	—(a)	2,698,582

Real Estate Operating Companies	444,376	14,691,781	—	15,136,157

Retail	—	180,734	—	180,734

Exchange-Traded Funds	36,907,664	99,570	—	37,007,234

Investment Company	6,775,579	—	—	6,775,579

Real Estate Investment Trusts

Diversified	3,493,686	7,421,176	—	10,914,862

Diversified Real Estate Activities	—	71,830	—	71,830

Health Care	8,771,475	960,116	—	9,731,591

Hotel & Resort	2,825,728	558,337	—	3,384,065

Industrial	14,124,958	7,945,612	—	22,070,570

Office	7,154,925	4,945,409	—	12,100,334

Real Estate Operating Companies	—	82,472	—	82,472

Residential	17,042,679	1,728,132	—	18,770,811

Retail	12,600,574	7,455,350	—	20,055,924

Specialized	19,022,459	922,144	—	19,944,603

Rights	—	378	—	378

Commodity Related Securities

Exchange-Traded Funds	17,975,220	—	—	17,975,220

Investment Companies	177,576,323	—	—	177,576,323

Money Market Funds	22,744,309	—	—	22,744,309

Repurchase Agreements	—	6,230,113	—	6,230,113

Total Investments in Securities	$409,821,053	$66,305,182	$—	$476,126,235

(a)	Includes internally fair valued securities currently priced at zero ($0).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.
*	Non-income producing security.
#	Security, or a portion thereof, is on loan.
^	7-Day net yield.

January 31, 2022 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Fund:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2022 (unaudited)